Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended			12 Months Ended
		Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 273,092,454	$ 38,036,220	¥ 399,534,723	¥ 687,201,070	$ 100,004,521	¥ 502,949,894	¥ 257,015,929
Cost of revenues		52,187,142	7,268,607	93,700,779	153,360,262	22,317,660	117,066,090	59,656,877
Gross profit		220,905,312	30,767,613	305,833,944	533,840,808	77,686,861	385,883,804	197,359,052
Operating expenses:
Selling and marketing		157,700,204	21,964,429	150,228,079	272,927,356	39,717,589	185,999,704	73,485,259
General and administrative		67,610,523	9,416,770	49,587,013	81,595,277	11,874,103	107,620,500	155,334,386
Research and development		178,853,200	24,910,610	123,861,107	318,700,526	46,378,702	211,222,263	94,387,144
Total operating expenses		404,163,927	56,291,809	323,676,199	673,223,159	97,970,394	504,842,467	323,206,789
Loss from operations		(183,258,615)	(25,524,196)	(17,842,255)	(139,382,351)	(20,283,533)	(118,958,663)	(125,847,737)
Other income (expenses):
Late fees related to income tax | ¥								(11,464,741)
Late fees related to taxes other than income tax					(3,603)	(524)	(231,231)	(7,261,947)
Financial expenses, net					(30,857,673)	(4,490,544)	(2,717,433)	(29,689,927)
Other income (expenses):
Late fees for social security insurance		(446,176)	(62,143)	(299,417)	(747,609)	(108,795)	(1,852,378)	(7,701,793)
Government grants		14,627,559	2,037,321	22,456,691	26,072,517	3,794,187	23,020,413	3,530,405
Interest income		1,957,620	272,657	266,433
Interest expense		(14,926,098)	(2,078,902)	(15,215,867)
Fair value changes of warrant liability		6,851,308	954,248		21,358	3,108
Other income (expense), net		(148,749)	(20,718)	74,675	551,760	80,295	(327,987)	4,063,743
Total other income, net		7,915,464	1,102,463	7,282,515	(4,963,250)	(722,273)	17,891,384	(48,524,260)
Loss before income taxes		(175,343,151)	(24,421,733)	(10,559,740)	(144,345,601)	(21,005,806)	(101,067,279)	(174,371,997)
Income tax (expense) benefit		820,353	114,258	(565,625)	(1,133,504)	(164,952)	(4,937,122)	(17,454,245)
Net loss		(174,522,798)	(24,307,475)	(11,125,365)	(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares				(72,083,238)	(137,991,697)	(20,081,159)	(130,662,326)	(16,610,297)
Net loss attributable to YS Group		(174,522,798)	(24,307,475)	(83,208,603)	(283,470,802)	(41,251,917)	(236,666,727)	(208,436,539)
Net loss		(174,522,798)	(24,307,475)	(11,125,365)	(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Other comprehensive (loss) income: foreign currency translation adjustment		3,165,843	440,937	(168,653,952)	(137,500,062)	(20,009,614)	38,864,606	22,455,217
Total comprehensive loss		¥ (171,356,955)	$ (23,866,538)	¥ (179,779,317)	¥ (282,979,167)	$ (41,180,372)	¥ (67,139,795)	¥ (169,371,025)
Loss per share*:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.88)	$ (0.26)	¥ (0.18)	¥ (1.56)	$ (0.23)	¥ (1.71)	¥ (3.1)
Weighted average number of ordinary shares outstanding*:
Basic (in Shares) | shares	[1]	93,058,197	93,058,197	61,785,466	93,058,197	93,058,197	61,827,883	61,827,883

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.